Derivative Instruments and Hedging Activities - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses) on derivative instruments	$ (6,613)	$ (7,319)	$ (12,626)	$ (15,194)
Unrealized gains (losses) on derivative instruments	(10,708)	18,207	(42,784)	12,050
Gain (loss) on derivative instruments, net	(17,321)	10,888	(55,410)	(3,144)
Interest rate swap agreements [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses) on derivative instruments	(6,613)	(7,319)	(13,256)	(14,624)
Unrealized gains (losses) on derivative instruments	(6,220)	17,424	(26,877)	13,067
Gain (loss) on derivative instruments, net	(12,833)	10,105	(40,133)	(1,557)
Interest Rate Swaption [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses) on derivative instruments	0	0	0	0
Unrealized gains (losses) on derivative instruments	(7,088)	593	(18,757)	593
Gain (loss) on derivative instruments, net	(7,088)	593	(18,757)	593
Toledo Spirit time-charter derivative [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses) on derivative instruments	0	0	630	(570)
Unrealized gains (losses) on derivative instruments	2,600	190	2,850	(1,610)
Gain (loss) on derivative instruments, net	$ 2,600	$ 190	$ 3,480	$ (2,180)